Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 4,300,000	$ 3,500,000	$ 3,800,000
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	2,700,000
Expected Future Benefit Payments in Year Two	7,700,000
Expected Future Benefit Payments in Year Three	25,300,000
Expected Future Benefit Payments in Year Four	2,100,000
Expected Future Benefit Payments in Year Five	3,000,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	12,000,000
Estimated Future Employer Contributions in Next Fiscal Year	4,700,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Estimated prior service cost amortized	2,000,000
Estimated actuarial loss amortized	800,000
Pension Plans, Defined Benefit [Member]
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	63,790,000	58,142,000
Service cost	2,419,000	1,896,000	1,285,000
Interest cost	2,778,000	2,902,000	2,961,000
Plan amendments	0	1,099,000
Foreign currency exchange rate changes	(364,000)	178,000
Benefits paid	(3,168,000)	(2,665,000)
Actuarial (gain) loss	(516,000)	2,238,000
Benefit obligation at end of year	64,939,000	63,790,000	58,142,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	26,029,000	22,720,000
Company contributions	3,641,000	3,873,000
Foreign currency exchange rate changes	(385,000)	231,000
Benefits paid	(3,168,000)	(2,665,000)
Actual gain on plan assets	2,580,000	1,870,000
Plan assets at end of year	28,697,000	26,029,000	22,720,000
Funded status	(36,242,000)	(37,761,000)
Accumulated benefit obligation	61,714,000	59,903,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(45,134,000)	(45,265,000)
Prepaid expenses and other current assets	8,892,000	7,504,000
Net liability	(36,242,000)	(37,761,000)
Components of annual benefit cost [Abstract]
Service cost	2,419,000	1,896,000	1,285,000
Interest cost	2,778,000	2,902,000	2,961,000
Expected return on plan assets	(1,520,000)	(1,367,000)	(1,103,000)
Amortization of prior service cost	3,112,000	3,011,000	1,824,000
Recognized actuarial loss	1,388,000	1,252,000	166,000
Defined benefit expense	8,177,000	7,694,000	5,133,000
Weighted-average liability assumptions [Abstract]
Discount rate (in hundredths)	4.27%	4.35%
Expected return on plan assets (in hundredths)	5.00%	5.80%
Rate of compensation increase (in hundredths)	4.11%	4.27%
Weighted-average cost assumption [Abstract]
Discount rate (in hundredths)	4.35%	5.04%
Expected return on plan assets (in hundredths)	5.80%	6.06%
Rate of compensation increase (in hundredths)	4.27%	4.38%
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	3,330,000	6,445,000
Unrecognized net actuarial loss	$ 11,668,000	$ 14,741,000